INCOME TAX (Details 7) - Tax contingent liability [member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Line Items]
Balance at the beginning of the year	$ 104,156	$ 145,968	$ 114,627
Provisions increase during the period	18,039	31,039	30,191
Provisions used	(873)	(1,867)	(1,145)
Amounts reversed due to provisions not used	(32,010)	(73,084)	(25,259)
Financial cost	7,477	12,098	7,541
Foreign exchange adjustments	(2,097)	(9,998)	20,013
Balance at the end of the year	$ 94,692	$ 104,156	$ 145,968